Unaudited Interim Condensed Consolidated Balance Sheets - USD ($)	Mar. 27, 2021	Jun. 27, 2020	Jun. 29, 2019
Current Assets:
Cash and Cash Equivalents	$ 21,313,672	$ 9,418,501
Cash and Cash Equivalents		10,093,925	$ 33,226,370
Restricted Cash	730	1,029
Restricted Cash		9,873	55,618
Accounts Receivable and Prepaid Expenses	6,658,615	5,532,044
Accounts Receivable		963,997	621,945
Current Portion of Prepaid Rent - Related Party			1,580,205
Prepaid Expenses		4,662,764	13,897,904
Inventory	17,047,620	18,976,978
Inventory		22,638,120	25,481,122
Current Assets Held for Sale	64,216,871	37,900,006
Current Assets Held for Sale		33,459,879	7,395,018
Other Current Assets	8,177,203	9,105,457	18,913,039
Due from Related Party		3,109,717	4,921,455
Total Current Assets	117,414,711	84,043,732	106,092,676
Prepaid Rent - Related Party, Net of Current Portion			4,327,077
Operating Lease Right-of-Use Assets	74,873,584	95,262,366
Operating Lease Right-of-Use Assets		116,354,828
Property and Equipment, Net	134,176,989	163,623,095
Property and Equipment, Net		174,547,867	232,895,281
Intangible Assets, Net	115,334,085	136,405,145
Intangible Assets, Net		148,081,030	201,101,415
Goodwill	32,900,458	32,900,458
Goodwill		33,861,150	53,786,872
Non-Current Assets Held for Sale		46,228,551
Non-Current Assets Held for Sale			56,970,526
Other Assets	12,630,961	15,800,257
Other Assets		17,374,997	32,302,547
TOTAL ASSETS	487,330,788	574,263,604	687,476,394
Current Liabilities:
Accounts Payable and Accrued Liabilities	58,087,253	75,425,161
Accounts Payable and Accrued Liabilities		79,530,930	47,610,197
Income Taxes Payable	51,795,935	38,770,314
Income Taxes Payable		38,599,349	13,658,111
Other Current Liabilities	20,722,125	20,278,381
Other Current Liabilities		19,732,305	3,646,380
Derivative Liabilities		546,076	9,343,485
Current Portion of Operating Lease Liabilities	8,704,279	8,318,506
Current Portion of Operating Lease Liabilities		9,757,669
Current Portion of Finance Lease Liabilities	204,770	1,644,044
Current Portion of Notes Payable	97,169,640	16,188,668	21,998,522
Current Liabilities Held for Sale		18,659,038	3,641,620
Current Liabilities Held for Sale	44,523,220	24,033,005
Due to Related Party	1,476,921	4,556,814	5,640,817
Total Current Liabilities	282,684,143	189,214,893	109,693,067
Operating Lease Liabilities, Net of Current Portion		131,045,238
Operating Lease Liabilities, Net of Current Portion	96,779,586	110,928,400
Finance Lease Liabilities, Net of Current Portion	28,440,822	58,569,498	12,230,848
Other Non-Current Liabilities	3,790,561	4,215,533	24,929,028
Non-Current Liabilities Held for Sale			7,185,447
Non-Current Liabilities Held for Sale		28,502,256
Deferred Tax Liabilities	48,105,032	40,543,074
Deferred Tax Liabilities		48,928,492	84,562,776
Senior Secured Convertible Credit Facility	157,065,410	166,368,463	86,855,415
Notes Payable, Net of Current Portion	92,845,744	152,809,937	150,749,037
TOTAL LIABILITIES	709,711,298	751,152,054	476,205,618
MEZZANINE EQUITY
Super Voting Shares (no par value, unlimited shares authorized, 0 nil and 815,295 shares issued and outstanding as of March 27, 2021 and June 27, 2020, respectively)		82,500	164,999
SHAREHOLDERS’ EQUITY:
Preferred Shares (no par value, unlimited shares authorized and no shares issued and outstanding)
Subordinate Voting Shares (no par value, unlimited shares authorized, 625,769,627 and 403,907,218 shares issued and outstanding as of March 27, 2021 and June 27, 2020, respectively)
Additional Paid-In Capital	892,713,747	791,172,613
Additional Paid-In Capital		791,172,612	613,356,006
Accumulated Deficit	(679,595,695)	(631,365,866)
Accumulated Deficit		(631,365,865)	(370,382,824)
Total Equity Attributable to Shareholders of MedMen Enterprises Inc.	213,118,052	159,889,247	243,138,181
Non-Controlling Interest	(435,498,562)	(336,777,697)	(31,867,405)
TOTAL SHAREHOLDERS’ EQUITY	(222,380,510)	(176,888,450)	211,270,776
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 487,330,788	$ 574,263,604	$ 687,476,394